The Putnam Fund for Growth & Income
Fund summary
Goal
The Putnam Fund for Growth and Income seeks capital growth and current income.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 11 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI)
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - The Putnam Fund for Growth & Income	Class A		Class B		Class C		Class M	Class R	Class R6	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none		3.50%	none	none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - The Putnam Fund for Growth & Income	Class A		Class B		Class C		Class M		Class R		Class R6	Class Y
Management fees	0.47%		0.47%		0.47%		0.47%		0.47%		0.47%	0.47%
Distribution and service (12b-1) fees	0.25%		1.00%		1.00%		0.75%		0.50%
Other expenses	0.21%	[1]	0.21%	[1]	0.21%	[1]	0.21%	[1]	0.21%	[1]	0.09%	0.21%	[1]
Total annual fund operating expenses	0.93%		1.68%		1.68%		1.43%		1.18%		0.56%	0.68%
[1]	Restated to reflect current fees resulting from a change to the fund's investor servicing arrangements effective September 1, 2016.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example - The Putnam Fund for Growth & Income - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	664	854	1,060	1,652
Class B	671	830	1,113	1,788
Class C	271	530	913	1,987
Class M	490	787	1,104	2,003
Class R	120	375	649	1,432
Class R6	57	179	313	701
Class Y	69	218	379	847

Expense Example, No Redemption - The Putnam Fund for Growth & Income - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	171	530	913	1,788
Class C	171	530	913	1,987

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 42%.
Investments
We invest mainly in common stocks of large U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both. Value stocks are issued by companies that we believe are currently undervalued by the market. If we are correct and other investors ultimately recognize the value of the company, the price of its stock may rise. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.
Risks
It is important to understand that you can lose money by investing in the fund.

The value of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Value stocks may fail to rebound, and the market may not favor value-style investing. Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund's performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Best calendar quarter Q2 2009 19.25% Worst calendar quarter Q4 2008 -21.42%
Average annual total returns after sales charges (for periods ending 12/31/16)
Average Annual Total Returns - The Putnam Fund for Growth & Income		1 Year	5 Years	10 Years
Class A		8.26%	12.22%	3.67%
Class A | after taxes on distributions		7.82%	11.86%	3.05%
Class A | after taxes on distributions and sale of fund shares		5.01%	9.75%	2.80%
Class B		9.00%	12.46%	3.66%
Class C		13.03%	12.70%	3.51%
Class M		10.26%	12.19%	3.40%
Class R		14.60%	13.27%	4.03%
Class R6	[1]	15.32%	14.01%	4.63%
Class Y		15.13%	13.83%	4.55%
Russelll 1000 Value Index (no deduction for fees, expenses or taxes)	[2]	17.34%	14.80%	5.72%
[1]	Performance for class R6 shares prior to its inception (7/2/12) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.
[2]	Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell(R) is a trademark of Frank Russell Company.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.